DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss) (Details) - Fair value of hedging instruments - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign currency exchange contracts
Derivative [Line Items]
Gain (loss) on net investment hedges recognized in accumulated other comprehensive income	$ 0	$ 34
Euro-denominated long-term debt
Derivative [Line Items]
Gain (loss) on net investment hedges recognized in accumulated other comprehensive income	(84)	196
Euro-denominated commercial paper
Derivative [Line Items]
Gain (loss) on net investment hedges recognized in accumulated other comprehensive income	(42)	39
Cross currency swap agreements
Derivative [Line Items]
Gain (loss) on net investment hedges recognized in accumulated other comprehensive income	$ (193)	$ (65)